Debt - Summary of Debt (Parenthetical) (Details) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 04, 2023
Santander
Schedule of debt [line items]
Available amount of accounts payable	$ 181,229	$ 284,080
Available amount related to credit line	169,049	117,855
HSBC
Schedule of debt [line items]
Aggregate amount related to credit line	450,000
Credit line amount outstanding	110,000
Outstanding balance related to supplier finance arrangement	99,542	$ 216,070
Top of range | Santander
Schedule of debt [line items]
Aggregate amount of accounts payable	500,000
Aggregate amount related to credit line	$ 100,000		$ 300,000
Additional amount related to credit line			$ 200,000